UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington D.C. 20549

FORM 10-D/A

Amendment No. 1

ASSET BACKED ISSUER
DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
THE SECURITIES EXCHANGE ACT OF 1934

For the monthly distribution period from:   December 18, 2019 to January 17, 2020

Commission File Number of issuing entity:  333-206361-14

Central Index Key Number of issuing entity:  0001735646

JPMDB Commercial Mortgage Securities Trust 2018-C8
(Exact name of issuing entity as specified in its charter)

Commission File Number of depositor:  333-206361

Central Index Key Number of depositor:  0001013611

J.P. Morgan Chase Commercial Mortgage Securities Corp.
(Exact name of depositor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0000835271

JPMorgan Chase Bank, National Association
(Exact name of sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0001541294

German American Capital Corporation
(Exact name of sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0001682518

Starwood Mortgage Funding VI LLC
(Exact name of sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0001722518

BSPRT CMBS Finance, LLC (formerly known as BSPRT Finance, LLC)
(Exact name of sponsor as specified in its charter)

Bradley J. Horn (212) 834-9708
(Name and telephone number, including area code, of the person to contact in connection with this filing)

New York
(State or other jurisdiction of incorporation or organization of the issuing entity)

38-4083234
38-4083235
38-7206187
(I.R.S. Employer Identification No.)

c/o Wells Fargo Bank, N.A.
9062 Old Annapolis Road
Columbia, MD 21045
(Address of principal executive offices of the issuing entity) (Zip Code)

(410) 884-2000
(Telephone number, including area code)

Not Applicable
(Former name, former address, if changed since last report)

Registered/reporting pursuant to (check one)

Title of Class	Section 12(b)	Section 12(g)	Section 15(d)	Name of Exchange (If Section 12(b))
A-1			X
A-2			X
A-3			X
A-4			X
A-SB			X
X-A			X
X-B			X
A-S			X
B			X
C			X

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days. Yes   X   No

Part I - DISTRIBUTION INFORMATION

Explanatory Note

This Form 10-D/A amends the Registrant's Asset Backed Issuer Distribution Report on Form 10-D filed by the Registrant on January 30, 2020 (SEC Accession No. 0001056404-20-000774) (the “Original 10-D”).  The purpose of this amendment is to revise information under Item 7 relating to a change in sponsor interest in the securities.  No modifications were made to the Monthly Distribution Report.

Item 1. Distribution and Pool Performance Information.

On January 17, 2020 a distribution was made to holders of the certificates issued by JPMDB Commercial Mortgage Securities Trust 2018-C8.

The distribution report is attached as an Exhibit to this Form 10-D/A, please see Item 10(b), Exhibit 99.1 for the related information.

No assets securitized by J.P. Morgan Chase Commercial Mortgage Securities Corp. (the "Depositor") and held by JPMDB Commercial Mortgage Securities Trust 2018-C8 were the subject of a demand to repurchase or replace for breach of the representations and warranties contained in the underlying transaction documents during the monthly distribution period from December 18, 2019 to January 17, 2020.

The Depositor filed its most recent Form ABS-15G in accordance with Rule 15Ga-1 under the Exchange Act (a "Rule 15Ga-1 Form ABS-15G") on November 14, 2019. The CIK number for the Depositor is 0001013611.

JPMorgan Chase Bank, National Association filed its most recent Rule 15Ga-1 Form ABS-15G for this asset class on March 22, 2019. The CIK number for JPMorgan Chase Bank, National Association is 0000835271.

German American Capital Corporation filed its most recent Rule 15Ga-1 Form ABS-15G on February 13, 2019. The CIK number for German American Capital Corporation is 0001541294.

Starwood Mortgage Funding VI LLC filed its most recent Rule 15Ga-1 Form ABS-15G on February 6, 2019. The CIK number for Starwood Mortgage Funding VI LLC is 0001682518.

BSPRT CMBS Finance, LLC (formerly known as BSPRT Finance, LLC) filed its most recent Rule 15Ga-1 Form ABS-15G on February 11, 2019. The CIK number for BSPRT CMBS Finance, LLC (formerly known as BSPRT Finance, LLC) is 0001722518.

Item 1A. Asset-Level Information.

ABS Asset Data File (filed as Exhibit 102 to the registrant's Form ABS-EE filed on January 30, 2020 under Commission File No. 333-206361-14 and incorporated by reference herein).

ABS Asset Related Document (filed as Exhibit 103 to the registrant's Form ABS-EE filed on January 30, 2020 under Commission File No. 333-206361-14 and incorporated by reference herein).

Part II - OTHER INFORMATION

Item 7. Change in Sponsor Interest in the Securities.

On December 20, 2019, an affiliate of Starwood Mortgage Funding VI LLC (a sponsor of the securitization, the “Starwood Sponsor”) and a wholly-owned subsidiary of Starwood Property Trust, Inc. (“SPT”)) sold (i) the securities set forth on the table below entitled “Wholly-Owned Securities” (such securities, the “Wholly-Owned Securities”), and (ii) an ownership interest in the entity that owns the securities set forth on the table below entitled “Majority-Owned Affiliate Securities” (such securities, the “Majority-Owned Affiliate Securities” and, together with the Wholly-Owned Securities, the “Transferred Securities”), to another affiliate of the Starwood Sponsor. Immediately before the sale, the wholly-owned affiliates of the Starwood Sponsor collectively held (i) direct ownership of 100% of the Wholly-Owned Securities, and (ii) indirect ownership of 51% of the Majority-Owned Affiliate Securities. Immediately after the sale, the wholly-owned affiliates of the Starwood Sponsor collectively held indirect ownership of 51% of the Wholly-Owned Securities and approximately 26% of the Majority-Owned Affiliate Securities. Both before and after the sale described above, the Starwood Sponsor and its wholly-owned affiliates also collectively owned 100% of the securities set forth on the table below entitled “Non-Transferred Securities” (the “Non- Transferred Securities”). An affiliate of SPT (in which SPT owns at least a majority interest) owns the Transferred Securities and the Non-Transferred Securities. For these purposes, a “whollyowned affiliate” means an affiliate of the Starwood Sponsor that is also wholly-owned by SPT. The Majority-Owned Affiliate Securities are subject to the risk retention obligations imposed on the Starwood Sponsor under the final rule promulgated to implement the credit risk retention requirements under Section 15G of the Securities Exchange Act of 1934, as added by Section 941 of the Dodd-Frank Wall Street Reform and Consumer Protection Act (79 F.R. 77601; pages 77740-77766) (the “Risk Retention Rule”). The Starwood Sponsor affiliate that purchased the ownership interest in the entity that owns the Majority-Owned Affiliate Securities is a “majority-owned affiliate” (as defined in the Risk Retention Rule) of the Starwood Sponsor. The Starwood Sponsor and its wholly-owned affiliates collectively continue to own the same interest in the “eligible vertical interest” (as defined in the Risk Retention Rule) in this securitization acquired by them upon the original issuance of the Certificates, as described in the Prospectus filed with the SEC on June 15, 2018.

Transferred Securities
Wholly-Owned Securities
Class	Original Balance ($)
E	4,371,000.00
F	3,498,000.00
G	3,498,000.00

Majority-Owned Affiliate Securities
Class	Original Balance ($)
NR-RR	24,854,655.00

Non-Transferred Securities
Class	Original Balance ($)
X-EF	7,869,000.00
X-G	3,498,000.00

Item 9. Other Information.

Wells Fargo Bank, N.A., in its capacity as Master Servicer for JPMDB Commercial Mortgage Securities Trust 2018-C8, affirms the following amounts in the respective accounts:

Collection Account
Prior Distribution Date	12/17/2019	$0.00
Current Distribution Date	01/17/2020	$0.00

*REO Account
Prior Distribution Date	12/17/2019	$0.00
Current Distribution Date	01/17/2020	$0.00
*As provided by Special Servicer

Wells Fargo Bank, N.A., in its capacity as Certificate Administrator for JPMDB Commercial Mortgage Securities Trust 2018-C8, affirms the following amounts in the respective accounts:

Distribution Account
Prior Distribution Date	12/17/2019	$5,555.41
Current Distribution Date	01/17/2020	$5,747.54

Interest Reserve Account
Prior Distribution Date	12/17/2019	$0.00
Current Distribution Date	01/17/2020	$0.00

Gain-on-Sale Reserve Account
Prior Distribution Date	12/17/2019	$0.00
Current Distribution Date	01/17/2020	$0.00

Item 10. Exhibits.

(a) The following is a list of documents filed as part of this Report on Form 10-D/A:

(99.1) Monthly report distributed to holders of the certificates issued by JPMDB Commercial Mortgage Securities Trust 2018-C8, relating to the January 17, 2020 distribution (filed as Exhibit 99.1 to the registrant's Form 10-D filed on January 30, 2020 under Commission File No. 333-206361-14 and incorporated by reference herein).

(102) ABS Asset Data File (filed as Exhibit 102 to the registrant's Form ABS-EE filed on January 30, 2020 under Commission File No. 333-206361-14  and incorporated by reference herein).

(103) ABS Asset Related Document (filed as Exhibit 103 to the registrant's Form ABS-EE filed on January 30, 2020 under Commission File No. 333-206361-14  and incorporated by reference herein).

(b) The exhibits required to be filed by the Registrant pursuant to this Form are listed above.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

J.P. Morgan Chase Commercial Mortgage Securities Corp.
(Depositor)

/s/ Bradley J. Horn
Bradley J. Horn, Executive Director

Date: February 20, 2020